Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	£ 20,117	£ 23,977
Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	4,131	4,481
Instruments providing security for notes	33,752	34,584
Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	20,117	23,977
Instruments providing security for bonds	31,698	34,960
Restricted cash and cash equivalents	4,674	3,930
Subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	(27,038)	(27,418)
Subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	0	100
External parties and subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Instruments providing security for notes	31,169	31,899
External parties and subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	£ 20,117	£ 24,077